Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Exploration	$ 173	$ 175	$ 332
General and administrative	1,490	1,145	1,656
Share-based compensation	340	506	678
Depreciation	105	22	20
Other		(13)	192
Operating loss	2,108	1,835	2,878
Gains on disposals of investments	(123)
Foreign exchange (gain) loss	(195)	287	(380)
Interest income	(137)	(111)	(116)
Interest expense	319	307	287
Loss from equity investee	273	175	215
Finance costs	29
Deferred revenue finance costs	3,250	2,985
Gain on sale of mining property interest		(353)
Unrealized loss on investments		73
Loss on the Arrangement	33,600		33,627
Loss before income taxes	5,524	5,198	36,511
Income tax recovery	0	0	(72)
Net loss from continuing operations	5,524	5,198	36,439
Discontinued operations
Net loss from discontinued operations			176
Net loss for the year	5,524	5,198	36,615
Other comprehensive loss (income)
Foreign currency translation	2,095	(3,372)	1,684
Total comprehensive loss	$ 7,619	$ 1,826	$ 38,299
Net loss per common share
Basic and fully diluted – continuing operations	$ (0.03)	$ (0.03)	$ (0.21)
Basic and fully diluted – discontinued operations	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding
Basic and fully diluted (000's)	174,907	174,344	172,259
Total common shares issued and outstanding (000's)	175,470	174,807	173,573